March 3, 2008

Securities and Exchange Commission
Office of filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention:	Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Funds Trust
-Dreyfus Premier 130/30 Growth Fund
-Dreyfus Premier Global Equity Income Fund
-Dreyfus Premier International Bond Fund

Registration Statement File No. 33-43846
CIK No. 053808

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 138 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2008.

Very truly yours,

/s/ Liliana Holguin
Liliana Holguin

cc:	Kirkpatrick & Lockhart Preston Gates Ellis LLP
KPMG LLP
Stroock & Stroock & Lavan LLP